Inventories - net (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Raw materials - tooling	$ 1,791,791	$ 1,730,153
Disposal of inventory	24,590	85,261
Inventory - Tooling [Member]
Raw materials - tooling	$ 1,160,000	$ 1,060,000